Derivative Instruments and Hedging Activities (Schedule of Gains (Losses) on Derivatives Designated as Fair Value Hedges) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Derivatives designated as fair value hedges, gain (loss) recognized in income	51,329	[1]	(260,885)	[1]
Derivatives designated as fair value hedges, gain (loss) recognized in income	(41,416)	[1]	214,965	[1]
Gain (loss) on hedge ineffectiveness	9,913		(45,920)
Foreign Exchange Derivatives [Member]
Derivatives designated as fair value hedges, gain (loss) recognized in income	(25,764)	[1]	(165,271)	[1]
Derivatives designated as fair value hedges, gain (loss) recognized in income	27,816	[1]	106,655	[1]
Gain (loss) on hedge ineffectiveness	2,052		(58,616)
Interest Rate Derivatives [Member]
Derivatives designated as fair value hedges, gain (loss) recognized in income	69,005	[1]	(62,411)	[1]
Derivatives designated as fair value hedges, gain (loss) recognized in income	(60,923)	[1]	68,813	[1]
Gain (loss) on hedge ineffectiveness	8,082		6,402
Other Derivatives [Member]
Derivatives designated as fair value hedges, gain (loss) recognized in income	8,088	[1]	(33,203)	[1]
Derivatives designated as fair value hedges, gain (loss) recognized in income	(8,309)	[1]	39,497	[1]
Gain (loss) on hedge ineffectiveness	(221)		6,294

[1]	Amounts are recorded in other non-interest income(expense).